UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $126,993 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     8235   571897 SH       SOLE                   571897        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     1779   102500 SH       SOLE                   102500        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101      697   127200 SH       SOLE                   127200        0        0
AVALONBAY CMNTYS INC           COM              053484101     8495   180514 SH       SOLE                   180514        0        0
BRE PROPERTIES INC             CL A             05564E106     6136   312600 SH       SOLE                   312600        0        0
DUKE REALTY CORP               COM NEW          264411505     1704   309742 SH       SOLE                   309742        0        0
EDUCATION RLTY TR INC          COM              28140H104      144    41130 SH       SOLE                    41130        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     4729   124108 SH       SOLE                   124108        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     4947   269616 SH       SOLE                   269616        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     5069   110206 SH       SOLE                   110206        0        0
HIGHWOODS PPTYS INC            COM              431284108     7019   327672 SH       SOLE                   327672        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     1465   373800 SH       SOLE                   373800        0        0
KILROY RLTY CORP               COM              49427F108     3763   218900 SH       SOLE                   218900        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     2439   128800 SH       SOLE                   128800        0        0
MACK CALI RLTY CORP            COM              554489104     6536   329931 SH       SOLE                   329931        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2163   132200 SH       SOLE                   132200        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     8792   396214 SH       SOLE                   396214        0        0
POST PPTYS INC                 COM              737464107     5760   568057 SH       SOLE                   568057        0        0
PUBLIC STORAGE                 COM              74460D109     8895   160990 SH       SOLE                   160990        0        0
REGENCY CTRS CORP              COM              758849103     4257   160214 SH       SOLE                   160214        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     5406   156065 SH       SOLE                   156065        0        0
SPDR TR                        UNIT SER 1       78462F103     8525   107200 SH       SOLE                   107200        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1600   126000 SH       SOLE                   126000        0        0
TAUBMAN CTRS INC               COM              876664103     6893   404496 SH       SOLE                   404496        0        0
UDR INC                        COM              902653104     2344   272243 SH       SOLE                   272243        0        0
VENTAS INC                     COM              92276F100     3998   176817 SH       SOLE                   176817        0        0
VORNADO RLTY TR                SH BEN INT       929042109     5203   156531 SH       SOLE                   156531        0        0